Investment Securities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Securities	Dec. 31, 2011 Securities	Dec. 31, 2010
Investment Securities (Textual) [Abstract]
Number of securities prior to maturity	6	9
Gross proceed from sale of securities	$ 7,000,000	$ 27,000,000
Gross realized gains	10,000	46,000
Gross realized losses	93,000
Number of securities matured	8	20
Aggregate value of securities matured	9,100,000	63,600,000
Less than 12 Months Gross Unrealized Losses	998,000	965,000
12 Months or Longer Gross Unrealized Losses	(6,740,000)	(7,752,000)
12 Months or Longer Estimated Fair Value	5,882,000	12,661,000
Future Default Rate	3.60%
Period of time with no recovery rate	3 years
OTTI credit related charge	0
Proceeds from sales of available for sale securities	47,500,000	63,001,000	175,381,000
OTTI Investment impairment credit losses	10,203,000	10,203,000	10,683,000
Less than 12 Months Estimated Fair Value	74,380,000	93,452,000
Total investment securities, excluding mortgage-backed securities	250,000
Non-rated single issuer security with estimated fair value	1,900,000
Guarantee of securities given by agency sponsored by government number	1
Number of non-investment grade rated pooled security	1
Available for sale securities [Member]
Investment Securities (Textual) [Abstract]
Gross proceed from sale of securities	47,500,000	61,400,000
Gross realized gains	475,000	1,900,000
Gross realized losses	241,000	1,000,000
Number of securities sold prior to maturity	8	22
Trading Securities [Member]
Investment Securities (Textual) [Abstract]
Gross realized gains		880,000
Proceeds from sales of trading securities		42,200,000
Number of trading securities		3
Estimated Fair Value [Member]
Investment Securities (Textual) [Abstract]
Estimated fair value of investment securities pledged to secure public deposits	132,000,000
Estimated fair value of investment securities pledged as collateral on secured borrowings	192,800,000
Amortized cost [Member]
Investment Securities (Textual) [Abstract]
Amortized cost investment securities pledged to secure public deposits	127,000,000
Amortized cost of investment securities pledged as collateral on secured borrowings	188,900,000
U.S. Government agencies [Member]
Investment Securities (Textual) [Abstract]
Number of investment securities	1
Less than 12 Months Gross Unrealized Losses	17,000
12 Months or Longer Gross Unrealized Losses
12 Months or Longer Estimated Fair Value
Less than 12 Months Estimated Fair Value	4,949,000
U.S. Government agencies [Member] | Maximum [Member]
Investment Securities (Textual) [Abstract]
Gross unrealized loss in the category	12 months
U.S. Government agency mortgage-backed securities [Member]
Investment Securities (Textual) [Abstract]
Number of investment securities	9
Less than 12 Months Gross Unrealized Losses	980,000	627,000
12 Months or Longer Gross Unrealized Losses		(2,000)
12 Months or Longer Estimated Fair Value		7,224,000
Less than 12 Months Estimated Fair Value	69,145,000	79,221,000
Gross unrealized loss on investments	980,000
U.S. Government agency mortgage-backed securities [Member] | Maximum [Member]
Investment Securities (Textual) [Abstract]
Gross unrealized loss in the category	12 months
State and municipal securities [Member]
Investment Securities (Textual) [Abstract]
Less than 12 Months Gross Unrealized Losses
12 Months or Longer Gross Unrealized Losses		(12,000)
12 Months or Longer Estimated Fair Value		233,000
Less than 12 Months Estimated Fair Value
Trust Preferred Securities [Member]
Investment Securities (Textual) [Abstract]
Less than 12 Months Gross Unrealized Losses
12 Months or Longer Gross Unrealized Losses	(6,740,000)	(7,711,000)
12 Months or Longer Estimated Fair Value	5,882,000	4,908,000
Security with principal coverage	1.93
OTTI credit related charge	0	250,000
Non-rated single issuer trust preferred security, Permitted period for deferment on dividend	5 years
Less than 12 Months Estimated Fair Value
Gross unrealized loss on investments	6,700,000
Trust preferred securities number of securities included in unrealized loss less than 12 months	2
Non-rated single issuer security with amortized cost	3,800,000
Non-investment grade rated pooled security with estimated fair value	3,900,000
Non-investment grade rated pooled security with an amortized cost	8,800,000
Trust Preferred Securities [Member] | Minimum [Member]
Investment Securities (Textual) [Abstract]
Gross unrealized loss in the category	12 months
Corporate bonds [Member]
Investment Securities (Textual) [Abstract]
Less than 12 Months Gross Unrealized Losses		338,000
12 Months or Longer Gross Unrealized Losses
12 Months or Longer Estimated Fair Value
Less than 12 Months Estimated Fair Value		14,231,000
Other mortgage-backed securities [Member]
Investment Securities (Textual) [Abstract]
Number of investment securities	1
Less than 12 Months Gross Unrealized Losses	1,000
12 Months or Longer Gross Unrealized Losses		(27,000)
12 Months or Longer Estimated Fair Value		296,000
Less than 12 Months Estimated Fair Value	286,000
Gross unrealized loss on investments	$ 1,000
Other mortgage-backed securities [Member] | Minimum [Member]
Investment Securities (Textual) [Abstract]
Gross unrealized loss in the category	12 months